Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 70%	Nov. 29, 2024
Fidelity Asset Manager 70% | Return Before Taxes
Average Annual Return:
Past 1 year	16.45%
Past 5 years	9.68%
Past 10 years	6.94%
Fidelity Asset Manager 70% | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.89%
Past 5 years	8.64%
Past 10 years	5.69%
Fidelity Asset Manager 70% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.98%
Past 5 years	7.46%
Past 10 years	5.20%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0022
Average Annual Return:
Past 1 year	16.88%
Past 5 years	9.39%
Past 10 years	7.14%